UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04276

AMANA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number- (360) 734-9900

Date of fiscal year end: May 31, 2011
Date of reporting period: August 31, 2010

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period is as follows:

Amana Mutual Funds Trust, Income Fund

Common Stock	Quantity	Market Value	% Portfolio	Industry
AT&T	300,000	$8,109,000	0.86%	Telecommunctns - Services
Abbott Laboratories	350,000	$17,269,000	1.84%	Medical - Drugs
Air Products & Chemicals	250,000	$18,507,500	1.97%	Chemicals - Specialty
Arch Coal	650,000	$14,621,750	1.56%	Coal
AstraZeneca PLC ADS	450,000	$22,243,500	2.37%	Medical - Drugs
BASF SE ADS	140,000	$7,369,600	0.79%	Chemicals - Diversified
Becton, Dickinson & Co.	210,000	$14,319,900	1.53%	Medical - Supplies
BHP Billiton ADS	200,000	$13,300,000	1.42%	Metal Ores - Non Ferrous
Bristol-Myers Squibb	650,000	$16,952,000	1.81%	Medical - Drugs
Canadian National Railway	350,000	$21,357,000	2.28%	Transportation - Rail
Canadian Pacific Railway	90,000	$5,308,200	0.57%	Transportation - Rail
Carlisle	550,000	$15,427,500	1.64%	Diversified Operations
Cenovus Energy	300,000	$8,073,000	0.86%	Oil & Gas - Canadn Exp & Prod
Chunghwa Telecom ADR	690,818	$14,210,126	1.51%	Telecommunctns - Services
Colgate-Palmolive	200,000	$14,768,000	1.57%	Soap & Cleaning Preparatns
ConocoPhillips	300,000	$15,729,000	1.68%	Oil & Gas - U S Integrated
EI Du Pont de Nemours	240,000	$9,784,800	1.04%	Chemicals - Diversified
Dun & Bradstreet	200,000	$13,180,000	1.40%	Business Services
E.ON AG ADS	300,000	$8,430,000	0.90%	Utility - Electric Power
Emerson Electric	350,000	$16,327,500	1.74%	Machinery - Electrical
EnCana	500,000	$13,745,000	1.46%	Oil & Gas - Canadn Integrated
Energen	300,000	$12,804,000	1.36%	Utility - Gas Distribution
Enersis SA ADS	200,000	$4,400,000	0.47%	Utility - Electric Power
Exxon Mobil	350,000	$20,688,500	2.20%	Oil & Gas - Intl Integrated
Freeport-McMoRan Copper & Gold	200,000	$14,398,000	1.53%	Metal Ores - Misc
General Mills	600,000	$21,696,000	2.31%	Food - Misc Preparation
Genuine Parts	400,000	$16,772,000	1.79%	Auto Parts - Retail/Whlsle
GlaxoSmithKline PLC ADS	500,000	$18,700,000	1.99%	Medical - Drugs
Grainger (W.W)	150,000	$15,868,500	1.69%	Machinery - Electrical
Honeywell International	450,000	$17,577,000	1.87%	Diversified Operations
Illinois Tool Works	400,000	$16,504,000	1.76%	Metal Prods - Fasteners
Intel	1,000,000	$17,665,000	1.88%	Elec Components - Semicondtrs
Johnson & Johnson	310,000	$17,676,200	1.88%	Medical - Supplies
Johnson Controls	500,000	$13,265,000	1.41%	Diversified Operations
Kellogg	400,000	$19,872,000	2.12%	Food - Flour & Grain
Kimberly-Clark	300,000	$19,320,000	2.06%	Paper & Paper Products
Eli Lilly	400,000	$13,436,000	1.43%	Medical - Drugs
McGraw-Hill	400,000	$11,060,000	1.18%	Publishing - Books
Medtronic	150,000	$4,717,500	0.50%	Medical - Instruments
Methanex	300,000	$6,405,000	0.68%	Chemicals - Specialty
Microsoft	750,000	$17,598,750	1.87%	Computer - Software
Microchip Technology	400,000	$11,092,000	1.18%	Instruments - Control
National Fuel Gas	130,000	$5,587,400	0.60%	Utility - Gas Distribution
NextEra Energy	150,000	$8,059,500	0.86%	Utility - Electric Power
Nike	310,000	$21,700,000	2.31%	Shoes & Related Apparel
Novartis AG ADR	350,000	$18,371,500	1.96%	Medical - Drugs
Nucor	140,000	$5,149,200	0.55%	Steel - Producers
PPG Industries	100,000	$6,583,000	0.70%	Diversified Operations
Parker Hannifin	275,000	$16,269,000	1.73%	Instruments - Control
Pearson PLC ADS	300,000	$4,446,000	0.47%	Publishing - Books
PepsiCo	310,000	$19,895,800	2.12%	Beverages - Soft Drink
Pfizer	1,096,250	$17,441,338	1.86%	Medical - Drugs
Piedmont Natural Gas	60,000	$1,636,800	0.17%	Utility - Gas Distribution
Plum Creek Timber	50,000	$1,723,500	0.18%	Buildg Prods - Wood
Praxair	220,000	$18,926,600	2.02%	Chemicals - Specialty
Procter & Gamble	400,000	$23,868,000	2.54%	Cosmetics & Toiletries
RPM International	180,000	$3,042,000	0.32%	Chemicals - Specialty
Regal-Beloit	100,000	$5,532,000	0.59%	Machinery - Tools & Rel Prods
Rio Tinto PLC ADS	200,000	$10,086,000	1.07%	Metal Ores - Misc
Rockwell Automation	325,000	$16,620,500	1.77%	Indstrl Automtn/Robotics
SK Telecom ADR	200,000	$3,204,000	0.34%	Telecommunctns - Services
Sempra Energy	40,000	$2,036,800	0.22%	Utility - Gas Distribution
JM Smucker	250,000	$14,620,000	1.56%	Food - Confectionery
Stanley Black & Decker	54,825	$2,940,813	0.31%	Machinery - Tools & Rel Prods
Taiwan Semiconductor ADS	1,072,868	$10,084,959	1.07%	Elec Components - Semicondtrs
Telstra ADR	100,000	$1,227,000	0.13%	Utility - Telephone
Telus	100,000	$3,931,000	0.42%	Telecommunctns - Services
Tenaris SA ADR	110,000	$3,701,500	0.39%	Steel - Pipe & Tubes
3M	200,000	$15,710,000	1.67%	Diversified Operations
Tomkins PLC ADS	150,000	$2,958,000	0.32%	Diversified Operations
Total SA ADS	300,000	$13,995,000	1.49%	Oil & Gas - Intl Integrated
Unilever PLC ADS	252,081	$6,695,271	0.71%	Food - Misc Preparation
United Parcel Service	300,000	$19,140,000	2.04%	Transportation - Services
United States Steel	250,000	$10,622,500	1.13%	Steel - Producers
United Technologies	250,000	$16,302,500	1.74%	Aerospace - Equipment
Vodafone Group PLC ADS	250,000	$6,050,000	0.64%	Telecommunctns - Cellular

	TOTAL	$938,705,307	100.00%

Amana Mutual Funds Trust, Growth Fund

Common Stock	Quantity	Market Value	% Portfolio	Industry
Adobe Systems	600,000	$16,620,000	1.18%	Computer - Software
Agilent Technologies	900,000	$24,273,000	1.72%	Elec Components - Misc
Akamai Technologies	1,000,000	$46,070,000	3.27%	Computer - Internet
Amazon.com	200,000	$24,966,000	1.77%	Retail - Internet
America Movil SAB de CV ADS	550,000	$25,646,500	1.82%	Telecommunctns - Cellular
American Eagle Outfitters	1,100,000	$13,904,000	0.99%	Retail - Apparel/Shoe
Amgen	500,000	$25,520,000	1.81%	Medical - Biomed/Genetics
Anglo American PLC ADR	1,300,000	$23,153,000	1.64%	Metal Ores - Gold
Apple	200,000	$48,620,000	3.45%	Computer - Mini/Micro
Bed Bath & Beyond	250,000	$8,992,500	0.64%	Retail - Misc/Diversified
Best Buy	800,000	$25,112,000	1.78%	Retail - Consumer Elect
Canadian Pacific Railway	175,000	$10,321,500	0.73%	Transportation - Rail
Canon ADS	500,000	$20,455,000	1.45%	Office Automation
Cenovus Energy	500,000	$13,455,000	0.95%	Oil & Gas - Canadn Exp & Prod
China Mobile ADS	500,000	$25,660,000	1.82%	Telecommunctns - Cellular
Church & Dwight	150,000	$9,184,500	0.65%	Soap & Cleaning Preparatns
Cisco Systems	1,100,000	$21,983,500	1.56%	Computer - Local Networks
Clorox	375,000	$24,307,500	1.72%	Soap & Cleaning Preparatns
Coach	850,000	$30,464,000	2.16%	Textile - Apparel Mfg
Consol Energy	650,000	$20,930,000	1.48%	Coal
Convergys	770,000	$7,800,100	0.55%	Business Services
Corning	100,000	$1,568,000	0.11%	Diversified Operations
Crane	300,000	$10,170,000	0.72%	Aerospace - Equipment
Cree	500,000	$26,770,000	1.90%	Elec Components - Semicondtrs
DANONE ADS	410,674	$4,410,639	0.31%	Food - Misc Preparation
Dentsply International	600,000	$16,668,000	1.18%	Medical - Supplies
EMCOR	700,000	$15,918,000	1.13%	Engineering R&D Svcs
EnCana	400,000	$10,996,000	0.78%	Oil & Gas - Canadn Integrated
Express Scripts	500,000	$21,300,000	1.51%	Medical - Hlth Maint Orgs
Fastenal	210,000	$9,506,700	0.67%	Buildg Prods - Retail/Whlsle
Gartner	150,000	$4,302,000	0.31%	Business Services
Gentex	350,000	$6,153,000	0.44%	Auto/Truck - Original Equip.
Genuine Parts	125,000	$5,241,250	0.37%	Auto Parts - Retail/Whlsle
Genzyme	360,000	$25,239,600	1.79%	Medical - Biomed/Genetics
Google	45,000	$20,250,900	1.44%	Computer - Internet
Hansen Natural	500,000	$22,520,000	1.60%	Beverages - Soft Drink
Harris	600,000	$25,242,000	1.79%	Telecommunctns - Equip
Hewlett-Packard	700,000	$26,915,000	1.91%	Computer - Mini/Micro
Humana	650,000	$31,063,500	2.20%	Medical - Hlth Maint Orgs
Infosys ADS	450,000	$25,776,000	1.83%	Computer - Software
Intel	1,100,000	$19,431,500	1.38%	Elec Components - Semicondtrs
International Business Machines	230,000	$28,319,900	2.01%	Computer - Mainframes
Intuit	900,000	$38,463,750	2.73%	Computer - Software
JAKKS Pacific	200,000	$2,980,000	0.21%	Toys/Games/Hobby Prod
Johnson & Johnson	450,000	$25,659,000	1.82%	Medical - Supplies
LAN Airlines SA ADS	500,000	$13,370,000	0.95%	Transportation - Airline
Estee Lauder	138,297	$7,754,313	0.55%	Cosmetics & Toiletries
Eli Lilly	500,000	$16,795,000	1.19%	Medical - Drugs
Lincoln Electric Holdings	200,000	$9,912,000	0.70%	Machinery - Tools & Rel Prods
Lowe's	700,000	$14,196,000	1.01%	Buildg Prods - Retail/Whlsle
McGraw-Hill	320,000	$8,848,000	0.63%	Publishing - Books
Norfolk Southern	350,000	$18,788,000	1.33%	Transportation - Rail
Novartis AG ADR	475,000	$24,932,750	1.77%	Medical - Drugs
Novo Nordisk A/S ADS	200,439	$17,161,587	1.22%	Medical - Drugs
Oracle	1,200,000	$26,214,000	1.86%	Computer - Software
PepsiCo	450,000	$28,881,000	2.05%	Beverages - Soft Drink
PetSmart	600,000	$19,140,000	1.36%	Retail - Misc/Diversified
Potash Corp of Saskatchewan	275,000	$40,493,750	2.87%	Fertilizers
Qualcomm	750,000	$28,725,000	2.04%	Telecommunctns - Equip
Regal-Beloit	145,000	$8,021,400	0.57%	Machinery - Tools & Rel Prods
Rio Tinto PLC ADS	132,000	$6,656,760	0.47%	Metal Ores - Misc
Ritchie Bros Auctioneers	200,000	$3,646,000	0.26%	Building - Heavy Const
Rogers Communications	200,000	$6,962,000	0.49%	Broadcasting - Cable TV
SanDisk	370,000	$12,258,100	0.87%	Computer - Memory Devices
SAP AG ADS	150,000	$6,531,000	0.46%	Computer - Software
Staples	400,000	$7,108,000	0.50%	Office Equip & Supplies
Stryker	200,000	$8,638,000	0.61%	Medical - Instruments
Suncor Energy	700,000	$21,182,000	1.50%	Oil & Gas - Canadn Integrated
TJX Companies	600,000	$23,814,000	1.69%	Retail - Discount & Variety
Taiwan Semiconductor ADS	1,043,297	$9,806,992	0.70%	Elec Components - Semicondtrs
Teck Resources LTD	400,000	$13,352,000	0.95%	Metal Ores - Non Ferrous
Trimble Navigation	800,000	$22,504,000	1.60%	Instruments - Elec Measuring
Turkcell Iletisim Hizmetleri ADR	200,000	$3,170,000	0.22%	Telecommunctns - Cellular
United Parcel Service	400,000	$25,520,000	1.81%	Transportation - Services
VCA Antech	550,000	$10,868,000	0.77%	Medical - Hospitals
John Wiley & Sons	100,000	$3,559,000	0.25%	Publishing - Books
Xilinx	500,000	$12,070,000	0.86%	Elec Components - Semicondtrs
Zimmer	225,000	$10,613,250	0.75%	Medical - Misc Products
Seagate Technology	250,000	$2,535,000	0.18%	Computer - Memory Devices
Noble	750,000	$23,340,000	1.66%	Oil & Gas - Offshore Drillng

	TOTAL	$1,409,669,741	100.00%

Amana Mutual Funds Trust, Developing World Fund

Common Stock	Quantity	Market Value	% Portfolio	Industry	County
Alamos Gold	10,000	$159,047	4.01%	Metal Ores - Gold	MEXICO
America Movil SAB de CV ADS	2,000	$93,260	2.35%	Telecommunctns - Cellular	MEXICO
Anglo American PLC ADR	5,000	$89,050	2.24%	Metal Ores - Gold	SOUTH AFRICA
Baidu.com ADR	2,000	$156,860	3.95%	Internet Content	CHINA
China Natural Gas	4,000	$20,480	0.52%	Oil & Gas - Prods/Pipeline	CHINA
China Education Alliance	10,000	$40,800	1.03%	Schools	CHINA
China Mobile ADS	2,500	$128,300	3.23%	Telecommunctns - Cellular	CHINA
China Petroleum and Chemical ADR	800	$63,368	1.60%	Oil & Gas - Intl Integrated	CHINA
China Green Agriculture	3,000	$28,800	0.73%	Chemicals - Specialty	CHINA
Colgate-Palmolive	2,000	$147,680	3.72%	Soap & Cleaning Preparatns	USA
Cia Paranaense de Energia -Copel	5,000	$111,200	2.80%	Utility - Electric Power	BRAZIL
Dr. Reddy's Laboratories ADR	5,000	$144,050	3.63%	Medical - Drugs	INDIA
Enersis SA ADS	5,000	$110,000	2.77%	Utility - Electric Power	CHILE
Impala Platinum Holdings ADS	1,500	$35,100	0.88%	Metal Ores - Non Ferrous	SOUTH AFRICA
Infosys ADS	2,500	$143,200	3.61%	Computer - Software	INDIA
LAN Airlines SA ADS	11,000	$294,140	7.41%	Transportation - Airline	CHILE
Mead Johnson Nutrition-A	3,000	$156,570	3.94%	Food Items - Wholesale	United States
MercadoLibre	2,200	$145,068	3.65%	Retail - Internet	ARGENTINA
Mindray Medical International ADR	1,500	$40,500	1.02%	Medical - Instruments	CHINA
Telekomunikasi Indonesia ADS	4,500	$175,500	4.42%	Utility - Telephone	INDONESIA
Petroleo Brasileiro ADR	1,500	$50,025	1.26%	Oil & Gas - Intl Integrated	BRAZIL
Sasol Ltd ADS	1,000	$37,700	0.95%	Oil Refining & Marketing	SOUTH AFRICA
Quimica y Minera Chile S.A. ADS	900	$38,385	0.97%	Fertilizers	CHILE
Southern Copper	2,000	$60,460	1.52%	Metal Ores - Misc	PERU
Sterlite Industries (India) ADR	2,000	$25,760	0.65%	Metal Ores - Misc	INDIA
Telecommunicacoes de Sao Paulo ADR	1,200	$27,336	0.69%	Telecommunctns - Services	BRAZIL
Tenaris SA ADR	3,000	$100,950	2.54%	Steel - Pipe & Tubes	ARGENTINA
Vale SA-SP ADR	3,500	$93,625	2.36%	Metal Prods - Fabrication	BRAZIL
Western Digital	3,000	$72,473	1.83%	Computer - Peripheral	THAILAND
Genpact Limited	4,000	$55,960	1.41%	Business Services	INDIA
Desarrolladora Homex ADR	800	$22,248	0.56%	Building - Resident/Commercl	MEXICO
Millicom Intl Cellular SA	1,500	$138,120	3.48%	Telecommunctns - Cellular	LUXEMBOURG
Companhia de Concessoes Rodoviarias	5,000	$114,335	2.88%	Transportation - Services	BRAZIL
KPJ Healthcare Bhd	100,000	$109,332	2.75%	Medical - Hospitals	MALAYSIA
MTN Group LTD	10,000	$162,991	4.11%	Telecommunctns - Cellular	SOUTH AFRICA
PT Semen Gresik Tbk	200,000	$193,158	4.87%	Building - Cement/Concrete/Ag	INDONESIA
Asya Katilim Bankasi AS	60,000	$132,228	3.33%	Banks - Islamic	TURKEY
IOI Corporation Bhd	75,000	$125,074	3.15%	Agricultural Operations	MALAYSIA
MRV Engenharia e Participacoes	15,000	$126,064	3.18%	Housing	BRAZIL

	TOTAL	$3,969,197	100.00%

Fair Value Measurments Disclosure:

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 — Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Funds’ investments carried at value:

LEVEL	VALUATION INPUTS	INVESTMENTS IN SECURITIES
		AMANX	AMAGX	AMDWX
LEVEL 1	Quoted Prices	$938,705,307	$1,409,669,741	$2,846,967
LEVEL 2	Other Significant Observable Inputs	$-	$-	$1,122,230
LEVEL 3	Significant Unobservable Inputs	$-	$-	$-
TOTAL		$938,705,307	$1,409,669,741	$3,969,197

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Updated “Improving Disclosures about Fair Value Measurements” that requires additional disclosures regarding fair value measurements. Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, and other disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the additional requirements will have on its financial statement disclosures.

Item 2. Controls and Procedures

Internal control over financial reporting is under the supervision of the principal executive and financial officers. On October 7, 2010, Mr. Nicholas Kaiser (President) and Mr. Christopher Fankhauser (Treasurer), reviewed the internal control procedures for Amana Mutual Funds Trust and found them reasonable and adequate.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMANA MUTUAL FUNDS TRUST

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: October 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: October 27, 2010

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Treasurer

Date: October 27, 2010